Cash Flow Adjustments and Changes in Working Capital (Tables)	12 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2021 £’000	2020 £’000	2019 £’000
Depreciation, amortisation and impairment of non-financial assets	£25,144	£18,725	£7,900
Foreign exchange (gain) / loss	6,742	(2,162)	(2,224)
Interest income	(84)	(499)	(476)
Fair value movement of financial liabilities	302	49	5,954
Interest expense	2,081	1,893	343
Gain on disposal of non-current assets	(36)	(11)	(23)
Share-based compensation expense	24,427	15,663	12,022
Hyperinflation effect gain	189	(26)	(9)
Research and development tax credit	(2,642)	(1,600)	(1,278)
Gain on sale of subsidiary	—	(2,215)	—
Gain on sublease recognition	—	(472)	—
Gain on right of use assets disposals	(56)	(23)	—
Fair value movement of financial assets	(17)	(30)	—
Grant income	(503)	(670)	(819)
Total adjustments	£55,547	£28,622	£21,390

Net changes in working capital	2021 £’000	2020 £’000	2019 £’000
Increase in trade and other receivables	£(19,083)	£(14,120)	£(16,343)
Increase in trade and other payables	(2,277)	6,361	4,827
Net changes in working capital	£(21,360)	£(7,759)	£(11,516)

Schedule of non-cash changes arising from financing activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2019	19,764	3,500	(23,547)	304	—	21
2020	21	—	(21)	—	—	—
2021	—	—	—	—	—	—

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2019	(816)	1,786	(819)	(24)	—	127
2020	127	888	(670)	(14)	—	331
2021	331	228	(503)	3	106	165